SALE OF STORE LOCATION (Details Narrative) - Mother Earth's Storehouse, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Litigation settlement	$ 83,839
Poughkeepsie [Member]
Proceeds from sale of poughkeepsie store		$ 225,000
Note receivable		$ 175,000